Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 8,656	$ 2,854	$ 18,546	$ (4,042)	$ (4,615)	$ (2,469)
Cumulative translation adjustments, net of tax	(52)	185	152	475	410	(567)
Comprehensive income (loss)	$ 8,604	$ 3,039	$ 18,698	$ (3,567)	$ (4,205)	$ (3,036)